Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

16 INTANGIBLE ASSETS

The movement of intangible assets during the year is as follows:

	Brand	Subscribers Relationship	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD	USD	USD
2023
Cost:
At January 1, 2023	-	-	3,685,510	520,052	9,014,531	120,498	13,340,591
Additions	-	-	-	-	1,030,502	14,975	1,045,477
Additions – internally developed	-	-	166,667	-	-	-	166,667
Contract termination*	-	-	-	-	(8,750,000)	-	(8,750,000)
Transfers	-	-	-	10,450	-	(10,450)	-
At December 31, 2023	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735

Amortization:
At January 1, 2023	-	-	2,632,912	433,818	2,670,706	-	5,737,436
Charge for the year	-	-	761,561	55,527	1,759,834	-	2,576,922
Contract termination*	-	-	-	-	(3,696,396)	-	(3,696,396)
At December 31, 2023	-	-	3,394,473	489,345	734,144	-	4,617,962

Net carrying amount:
At December 31, 2023	-	-	457,704	41,157	560,889	125,023	1,184,773

2024
Cost:
At January 1, 2024	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735
Additions	-	-	-	-	-	1,129,315	1,129,315
Additions – Asset Acquisition (note 1)	76,000,000	19,000,000	-	-	-	-	95,000,000
Additions – internally developed	-	-	119,010	-	-	-	119,010
Transfers	-	-	-	3,171	-	(3,171)	-
At December 31, 2024	76,000,000	19,000,000	3,971,187	533,673	1,295,033	1,251,167	102,051,060

Amortization:
At January 1, 2024	-	-	3,394,473	489,345	734,144	-	4,617,962
Charge for the period	-	4,771,690	353,241	16,500	534,285	-	5,675,716
At December 31, 2024	-	4,771,690	3,747,714	505,845	1,268,429	-	10,293,678

Net carrying amount:
At December 31, 2024	76,000,000	14,228,310	223,473	27,828	26,604	1,251,167	91,757,382

*	During 2023, the net book value amounting to USD 5,053,604 represent the terminated contract with Amr Diab, wherein the related outstanding payable of the Group to Amr Diab as of the date of amendment amounting to USD 5,250,000 is forfeited, the net transaction resulted in a gain of USD 196,396 recorded under other income. A new contract was signed with the artist dated May 18, 2023.

Based on the new contract, a total amount of USD 1,000,000 is recorded as an intangible asset and the contract period ended on June 1, 2024

Work in progress represents costs incurred in relation to internally produced originals and sessions as well as exclusive video content which are not yet released as well as software being developed by a third party.

The expense related to research and development for a total of USD 353,241 (2023: USD 761,561) is grouped under cost of revenues.

During 2024, Anghami acquired the identifiable net assets of OSN+ activities at the respective fair values from OSN Streaming. The identification and the fair value of the assets has been set at USD 95,000,000 segregated between brand and subscribers relationship. The fair value of the net assets has been evaluated by third party experts.

Amortization charged is allocated as follows:

	2024	2023
	USD	USD

Selling and marketing expenses	-	944,343
Cost of revenue (note 6)	5,541,431	1,599,786
General and administrative expenses (note 8)	134,285	32,793
	5,675,716	2,576,922